Earnings Per Equity Share - Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Additional Information (Details) - Options	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [abstract]
Number of options with anti-dilutive effect	1,235,321	13,931	119,711